ACQUISITIONS OF CONSOLIDATED ENTITIES - Narrative (Details) $ in Millions	6 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 12, 2018 USD ($)	Jun. 01, 2018 USD ($)	May 15, 2018 USD ($)	Mar. 09, 2018	Feb. 01, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about business combination [line items]
Goodwill	$ 6,276						$ 5,317
Real Estate | UK Student Housing Properties
Disclosure of detailed information about business combination [line items]
Number of UK Student Housing Properties acquired						15
Revenue of combined entity as if combination occurred at beginning of period	26
Total consideration						$ 752
Cash consideration						$ 194
Net income (loss) of combined entity as if combination occurred at beginning of period	18
Real Estate | U.S. Extended-Stay Hotel Properites
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period	79
Number of U.S. Extended-stay Hotel Properties Acquired						105
Total consideration						$ 764
Cash consideration						$ 169
Net income (loss) of combined entity as if combination occurred at beginning of period	8
Renewable Power | Saeta Yield [Member]
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period	212
Total consideration		$ 1,100
Net income (loss) of combined entity as if combination occurred at beginning of period	(23)
Percentage of interests acquired		95.00%
Private Equity and Other [Member] | Previously Equity-Accounted Investment
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period	6
Net income (loss) of combined entity as if combination occurred at beginning of period	(4)
Gain recognised in bargain purchase transaction	393
Percentage of interests acquired					100.00%
Private Equity and Other [Member] | Schoeller Allibert [Member]
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period	304
Total consideration				$ 231
Goodwill				$ 180
Net income (loss) of combined entity as if combination occurred at beginning of period	19
Percentage of interests acquired				70.00%
Infrastructure | Gas Natural [Member]
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period	486
Total consideration			$ 522
Goodwill			694
Cash consideration			$ 309
Net income (loss) of combined entity as if combination occurred at beginning of period	$ (31)
Percentage of interests acquired			55.00%